GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the

Goldman Sachs Fixed Income Macro Strategies Fund

(the “Fund”)

Supplement dated April 21, 2017 to the Prospectus, Summary Prospectus, and Statement of Additional Information (the “SAI”), each dated July 29, 2016, each as supplemented to date

The Board of Trustees of the Goldman Sachs Trust (the “Board”) approved a change in the Fund’s name to the “Goldman Sachs Strategic Macro Fund.” In addition, the Board and Goldman Sachs Asset Management agreed to lower the Fund’s contractual management fee rate from 1.50% to 0.95% of the Fund’s average daily net assets. These changes will be effective on June 20, 2017.

Accordingly, on June 20, 2017, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Fixed Income Macro Strategies Fund” are replaced with “Goldman Sachs Strategic Macro Fund.”

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Fixed Income Macro Strategies Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.95%		0.95%	0.95%		0.95%		0.95%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses[3]	1.25%		1.50%	1.16%		1.25%		1.25%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.25%		1.25%	1.16%		1.25%		1.25%
Acquired Fund Fees and Expenses	0.28%		0.28%	0.28%		0.28%		0.28%
Total Annual Fund Operating Expenses[4]	2.73%		3.48%	2.39%		2.48%		2.98%
Fee Waivers and Expense Limitation[5]	(1.40)%		(1.40)%	(1.34)%		(1.40)%		(1.40)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation[4]	1.33%		2.08%	1.05%		1.08%		1.58%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]

The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.

5	The Investment Adviser has agreed to (i) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Class IR, and Class R Shares of the Fund. These arrangements will remain in effect through at least June 20, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Fixed Income Macro Strategies Fund—Summary—Expense Example” section of the Prospectus and Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$505	$1,063	$1,645	$3,222
Class C Shares
– Assuming complete redemption at end of period	$311	$938	$1,688	$3,664
– Assuming no redemption	$211	$938	$1,688	$3,664
Institutional Shares	$107	$617	$1,154	$2,624
Class IR Shares	$110	$639	$1,194	$2,710
Class R Shares	$161	$790	$1,444	$3,200

The following replaces in its entirety the table in the “Service Providers—Management Fees and Other Expenses” section of the Prospectus:

Fund	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate For the Fiscal Year Ended March 31, 2016
Strategic Macro	0.95%	First $2 Billion	1.33%	*
	0.86%	Next $3 Billion
	0.81%	Next $3 Billion
	0.80%	Over $8 Billion
Long Short Credit Strategies	1.00%	First $1 Billion	0.98%	**
	0.90%	Next $1 Billion
	0.86%	Next $3 Billion
	0.84%	Next $3 Billion
	0.82%	Over $8 Billion

*

Reflects combined management fees paid to GSAM by the Strategic Macro Fund and the Subsidiary after fee waivers. Prior to June 20, 2017, the Investment Adviser had agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 1.35% as an annual percentage rate of the average daily net assets of the Fund. However, effective as of June 20, 2017, the Board of Trustees and the Investment Adviser have agreed to lower the Fund’s contractual management fee rate from 1.50% to 0.95% of the Fund’s average daily net assets. The Investment Adviser has contractually agreed to waive the Fund’s management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary. This arrangement may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place.

**	The Investment Adviser has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. The management fee waiver will remain in effect through at least July 29, 2017, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The following replaces the row for the Fixed Income Macro Strategies Fund in the contractual rate table in the “Management Services” section of the Fund’s SAI and the footnotes to the table:

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended March 31, 2016
Strategic Macro Fund	0.95% on the first $2 billion	1.33%[3]
0.86% on the next $3 billion
0.81% on the next $3 billion
0.80% over $8 billion

[1]	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.34%, 0.34%, 0.54%, 0.26%, 0.43%, 0.35%, 0.40%, 0.80%, 0.53%, 0.80%, and 0.41% as an annual percentage rate of average daily net assets of the U.S. Mortgages Fund, Investment Grade Credit Fund, High Quality Floating Rate Fund, Inflation Protected Securities Fund, Short Duration Government Fund, Short Duration Tax-Free Fund, Dynamic Municipal Income Fund, Local Emerging Markets Debt Fund, Government Income Fund, Dynamic Emerging Markets Debt Fund, and Bond Fund, respectively. These waivers will remain in effect through at least July 29, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. In the absence of such fee waivers, the management fees for the U.S. Mortgages Fund, Investment Grade Credit Fund, High Quality Floating Rate Fund, Inflation Protected Securities Fund, Short Duration Government Fund, Short Duration Tax-Free Fund, Dynamic Municipal Income Fund, Local Emerging Markets Debt Fund, Government Income Fund, Dynamic Emerging Markets Debt Fund, and Bond Fund would have been equal to 0.40%, 0.40%, 0.40%, 0.33%, 0.40%, 0.36%, 0.55%, 0.90%, 0.54%, 0.90%, and 0.45%, respectively.
[2]	The Investment Adviser has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. This arrangement will remain in effect through at least July 29, 2017, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	Reflects combined management fees paid to GSAM by the Strategic Macro Fund and the Subsidiary after fee waivers. Prior to June 20, 2017, the Investment Adviser had agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 1.35% as an annual percentage rate of the average daily net assets of the Fund. However, effective as of June 20, 2017, the Board of Trustees and the Investment Adviser have agreed to lower the Fund’s contractual management fee rate from 1.50% to 0.95% of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus, Summary Prospectus, and SAI for future reference.

FIALTNMERCHG 04-17